Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade payables
Trade payables	$ 181,234	$ 190,662
Other payables
Other accounts payable	70,308	72,016
Classification by maturity:
Trade and other current payables	247,989	259,641
Trade and other non-current payables	3,553	3,037
Trade and other payables.	251,542	262,678
Sociedad Minera Cerro Verde S.A.A.
Trade payables
Accounts payable	320,400	235,555
Other payables
Other accounts payable	60,632	73,235
Classification by maturity:
Trade and other payables.	35,800	15,100
Domestic suppliers [Member]
Trade payables
Trade payables	181,071	190,549
Related entities [Member]
Trade payables
Trade payables	163	113
Other payables
Other payables	20	14
Remuneration and similar benefits payable [Member]
Other payables
Other payables	35,996	35,393
Interest payable [Member]
Other payables
Other payables	14,911	16,606
Taxes payable [Member]
Other payables
Other payables	8,910	11,880
Exploration expenses payable [Member]
Other payables
Other payables	4,053	0
Royalties payable to the Peruvian State [Member]
Other payables
Other payables	1,895	2,765
Dividends payable [Member]
Other payables
Other payables	639	567
Closed hedge instruments accounts payables [Member]
Other payables
Other payables	0	1,234
Other liabilities [Member]
Other payables
Other payables	3,884	3,557
Financial payables [Member]
Classification by maturity:
Trade and other payables.	240,737	248,033
Non financial payables [Member]
Classification by maturity:
Trade and other payables.	$ 10,805	$ 14,645